7. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Subsequent Events [Abstract]
7. SUBSEQUENT EVENTS

Notes Payable

During June 2014, the Company sold convertible notes having an aggregate principal amount of $1,400,000 (the “2014 Convertible Notes”), to two accredited investors, and one non-accredited investor, under the following general terms (the “2014 Convertible Note Offering”):

●	the maturity date of the 2014 Convertible Notes is December 31, 2014;

●	at the option of the note holder, the principal amount of the 2014 Convertible Notes may be convertible into shares of the Company’s common stock at a price per share to be determined in connection with the Company’s planned offering of shares upon migration to a senior stock exchange (which may include the TSX Venture Exchange in Canada), less a 10% discount (the “2014 Conversion Right”);

●	a 6% financing fee on the principal sum of the 2014 Convertible Notes, is payable:

a.	in the event the note holder exercises its 2014 Conversion Right, in 69,422 shares of the Company’s common stock; or

b.	in the event the note holder does not exercise its 2014 Conversion Right, at the option of the note holder, in cash or in 69,422 shares of the Company’s common stock.

●	the 2014 Convertible Notes are non-interest bearing so long as they are paid or converted prior to December 31, 2014. In the event of default, or if a 2014 Convertible Note is not paid, or converted on or before December 31, 2014:

a.	the notes will bear interest at 10% per annum, payable monthly; and

b.	an additional 4% financing fee (the Default Financing Fee) on the then outstanding principal balance of the 2014 Convertible Notes shall become due and payable. The Company is obligated to pay the Default Financing Fee in common shares at a conversion price equal to the closing market price of the common shares on the date of an event of default, or December 31, 2014, whichever is earliest.

Companies affiliated with the Company’s Chairman and one of its Directors purchased $1,000,000 and $350,000 in 2014 Convertible Notes, respectively, in the 2014 Convertible Note Offering.

Unregistered Sales of Securities

On June 2, 2014, $25,000 in principal payable on the 2013 Convertible Notes was converted to 25,000 shares of the Company’s common stock at a conversion price of $1.00 per share.

On June 2, 2014 James Hutton resigned as the Company’s President. On that date, $54,350 in fees remained payable to Hutton Capital Corp. (“Hutton Capital”), an entity controlled by Mr. Hutton. The Company issued Hutton Capital 67,938 shares of its restricted common stock in payment of those fees. The Company also granted Hutton Capital 100,000 shares of its common stock as additional compensation for Mr. Hutton’s efforts while serving as its President. On June 2, 2014, the closing price of the Company’s common stock was $0.80 per share.

During June 2014, the Company sold an aggregate principal amount of $1,400,000 in connection with the 2014 Convertible Note Offering (see discussion above).

The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 with respect to the sale of these securities.

Sale of Convertible Notes

On October 30, 2013 the Company sold convertible notes having an aggregate principal amount of $2,255,000 (the “Convertible Notes”), to 22 accredited investors, under the following general terms (the "Convertible Note Offering"):

A.	The maturity date of the Convertible Notes is eighteen months from the date of issuance.

B.	The principal amount of the Convertible Notes is convertible into shares of the Company’s common stock at a price of $1.00 per share.
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C.	The Convertible Notes bear interest at 10% per annum payable, at the Company’s election, in cash or shares of its common stock at a rate of $1.25 per share.

D.	The interest rate payable on the Convertible Notes is subject escalation to 12.5% or 15.0% per annum for the entire period during which the Convertible Notes are outstanding, in the event the Company does not complete its migration to a senior stock exchange within 9 or 12 months, respectively, from date of issuance.

E.	The Company also issued stock purchase warrants in connection with the Convertible Note Offering providing for the purchase of up to 1,127,500 shares of its common stock (1 full share for each $2.00 invested in the Convertible Notes”) at an exercise price of $1.25 per share for a period of three years (the "Stock Purchase Warrants”).

In aggregate, 3,382,500 shares of the Company’s common stock (comprised of 2,255,000 shares issuable on conversion of the principal of the Convertible Notes and 1,127,500 shares issuable on exercise of the Stock Purchase Warrants), or such greater number of shares as may be issuable upon election of the interest repayment in common stock under the terms of the Convertible Notes, has been reserved for issuance upon conversion of the Convertible Notes or exercise of the Stock Purchase Warrants in accordance with their terms.

The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 with respect to the sale of Convertible Notes and Stock Purchase Warrants. The note holders were sophisticated investors who were provided full information regarding its business and operations. There was no general solicitation in connection with the offer or sale of these securities. The certificates representing the Convertible Notes and Stock Purchase Warrants bear a restricted legend providing that they cannot be sold unless pursuant to an effective registration statement or an exemption from registration. Any of the Company’s shares issued in connection with conversion or exercise of these securities will be similarly restricted. The Company paid $176,400 in finder’s fees with respect to the Convertible Note Offering.

Entities controlled by the Company’s Chief Executive Officer and President acquired $50,000 and $150,000 in Convertible Notes, and 25,000 and 75,000 Stock Purchase Warrants, respectively, in the Convertible Note Offering  under these terms.